Laurie Dee

+1.714.830.0679

laurie.dee@morganlewis.com

VIA EDGAR

January 16, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	City National Rochdale Funds (File No. 333-16093)

Filing Pursuant to Rule 497 Under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information, in interactive data format, for the Trust’s City National Rochdale Fixed Income Opportunities Fund.

Please direct any inquiries regarding this filing to me at 714.830.0679.

Sincerely,

/s/ Laurie A. Dee
Laurie A. Dee